UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund:	BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.
and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap
Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 02/28/2015

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock Small Cap Growth Fund II
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$227,067,976
Total Investments (Cost — $ 195,828,525) — 100.1%	227,067,976
Liabilities in Excess of Other Assets — (0.1)%	(275,964)

Net Assets — 100.0%	$226,792,012

Notes to Schedule of Investments

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of February 28, 2015, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $227,067,976 and 100%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2015, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended February 28, 2015, there were no transfers between levels.

BLACKROCK SERIES, INC.	FEBRUARY 28, 2015	1

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
Ducommun, Inc. (a)	25,109	$624,712
Moog, Inc., Class A (a)	8,619	650,390
Vectrus, Inc. (a)	27,141	863,355

		2,138,457
Airlines — 1.8%
American Airlines Group, Inc.	3,493	167,315
JetBlue Airways Corp. (a)	186,276	3,202,084
Virgin America, Inc. (a)	17,903	627,321

		3,996,720
Auto Components — 3.2%
Lear Corp.	836	91,057
Tenneco, Inc. (a)	64,677	3,766,788
Tower International, Inc. (a)	125,115	3,386,863

		7,244,708
Banks — 0.9%
CommunityOne Bancorp (a)	4,630	46,531
Glacier Bancorp, Inc.	11,062	268,696
Texas Capital Bancshares, Inc. (a)	28,941	1,343,731
Umpqua Holdings Corp.	20,231	334,621

		1,993,579
Biotechnology — 10.2%
ACADIA Pharmaceuticals, Inc. (a)	8,739	331,820
Acorda Therapeutics, Inc. (a)	22,883	774,361
Actinium Pharmaceuticals, Inc. (a)	7,763	24,221
Agios Pharmaceuticals, Inc. (a)	1,828	196,108
Alder Biopharmaceuticals, Inc. (a)	18,145	487,738
Amicus Therapeutics, Inc.	42,707	374,113
Ardelyx, Inc. (a)	11,019	173,494
BIND Therapeutics, Inc. (a)(b)	23,650	143,319
BioSpecifics Technologies Corp. (a)	12,217	475,974
Bluebird Bio, Inc. (a)	2,610	248,785
Cara Therapeutics, Inc. (a)	1,417	14,524
Celladon Corp.	14,320	259,908
Celldex Therapeutics, Inc.	6,584	168,155
Cepheid, Inc. (a)	11,383	647,010
China Biologic Products, Inc. (a)	5,950	455,770
Clovis Oncology, Inc. (a)	1,744	133,346
Coherus Biosciences, Inc. (a)	7,149	225,837
Concert Pharmaceuticals, Inc. (a)	30,582	440,075
Cytokinetics, Inc. (a)	50,863	392,154
Dyax Corp. (a)	61,862	934,735
Eleven Biotherapeutics, Inc. (a)	1,430	15,115
Emergent Biosolutions, Inc. (a)	16,280	487,912
Enanta Pharmaceuticals, Inc. (a)	15,135	542,136
Enzon Pharmaceuticals, Inc.	153,792	161,482
EPIRUS Biopharmaceuticals, Inc. (a)	6,483	68,266
Epizyme, Inc. (a)	9,646	226,874
Exact Sciences Corp.	7,157	160,818
FibroGen, Inc. (a)	2,049	65,199
Five Prime Therapeutics, Inc. (a)	21,515	553,796
Genomic Health, Inc. (a)	528	16,051
Halozyme Therapeutics, Inc. (a)	3,622	54,584

Common Stocks	Shares	Value
Biotechnology (concluded)
Harvard Apparatus Regenerative Technology, Inc. (a)	21,561	$79,129
Hyperion Therapeutics, Inc. (a)	19,139	565,557
Immune Design Corp. (a)	1,211	26,690
Infinity Pharmaceuticals, Inc. (a)	39,977	607,650
Insys Therapeutics, Inc. (a)	601	36,096
Intrexon Corp. (a)	1,264	51,900
Ironwood Pharmaceuticals, Inc. (a)	8,329	128,683
Isis Pharmaceuticals, Inc.	31,391	2,152,167
Kindred Biosciences, Inc. (a)	18,689	125,403
Ligand Pharmaceuticals, Inc. (a)	12,867	708,586
Loxo Oncology, Inc. (a)	4,914	63,096
MacroGenics, Inc. (a)	16,711	577,699
MannKind Corp. (b)	7,233	47,159
MEI Pharma, Inc. (a)	8,935	52,627
Merrimack Pharmaceuticals, Inc. (a)	63,691	682,767
Momenta Pharmaceuticals, Inc. (a)	7,977	108,886
Myriad Genetics, Inc. (a)(b)	1,765	60,134
Neurocrine Biosciences, Inc. (a)	10,176	397,373
Novavax, Inc. (a)	22,285	203,908
OncoGenex Pharmaceutical, Inc. (a)	47,282	108,512
OncoMed Pharmaceuticals, Inc. (a)	4,087	102,093
Oncothyreon, Inc. (a)	46,399	74,238
Ophthotech Corp. (a)	11,592	622,896
Opko Health, Inc. (a)(b)	25,843	376,274
PDL BioPharma, Inc.	104,748	731,141
Peregrine Pharmaceuticals, Inc. (a)	34,523	48,677
Portola Pharmaceuticals, Inc. (a)	1,991	75,817
Prothena Corp. PLC (a)	15,271	405,903
PTC Therapeutics, Inc. (a)	533	38,019
Puma Biotechnology, Inc. (a)	4,068	866,525
Raptor Pharmaceutical Corp. (a)	8,743	81,048
Receptos, Inc. (a)	2,731	345,854
Rigel Pharmaceuticals, Inc. (a)	110,593	330,673
Sangamo Biosciences, Inc. (a)	42,565	715,943
Sorrento Therapeutics, Inc. (a)	12,143	156,888
Spectrum Pharmaceuticals, Inc. (a)	64,678	402,944
Synageva BioPharma Corp. (a)	2,437	240,605
Trevena, Inc. (a)	69,459	374,384
United Therapeutics Corp. (a)	1,066	165,283
Verastem, Inc. (a)	58,192	432,948
Versartis, Inc. (a)	7,124	141,126
Vitae Pharmaceuticals, Inc. (a)	20,584	239,186
Xencor, Inc. (a)	8,635	134,706

		23,140,873
Building Products — 0.0%
Continental Building Products, Inc. (a)	832	17,356
Universal Forest Products, Inc.	345	18,647

		36,003
Capital Markets — 0.2%
Westwood Holdings Group, Inc.	7,175	448,294
Chemicals — 0.6%
OM Group, Inc.	3,068	88,328
PolyOne Corp.	20,877	829,652

Portfolio Abbreviations

ADR	American Depositary Receipts
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

2	BLACKROCK MASTER LLC	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
Trinseo SA (a)	29,066	$527,257

		1,445,237
Commercial Services & Supplies — 0.6%
Atento SA (a)	44,592	513,700
Deluxe Corp.	1,983	131,969
Hudson Technologies, Inc. (a)	15,500	60,450
Quad/Graphics, Inc.	4,370	102,389
SP Plus Corp. (a)	25,114	567,828
Viad Corp.	2,003	53,200

		1,429,536
Communications Equipment — 3.0%
Aruba Networks, Inc. (a)	122,268	3,033,469
Aviat Networks, Inc. (a)	45,693	58,030
Calix, Inc. (a)	79,748	696,997
Comtech Telecommunications Corp.	1,415	50,572
Plantronics, Inc.	4,247	214,219
Polycom, Inc. (a)	16,617	229,647
ShoreTel, Inc. (a)	123,027	916,551
Sonus Networks, Inc. (a)	90,872	1,550,276

		6,749,761
Construction & Engineering — 0.0%
Tutor Perini Corp. (a)	1,327	30,879
Consumer Finance — 0.2%
Consumer Portfolio Services, Inc. (a)	9,255	64,415
JG Wentworth Co. (a)	41,193	426,348

		490,763
Containers & Packaging — 1.8%
Berry Plastics Group, Inc. (a)	36,215	1,242,537
Graphic Packaging Holding Co. (a)	184,904	2,790,201

		4,032,738
Distributors — 1.5%
Core-Mark Holding Co., Inc.	48,411	3,404,261
Diversified Consumer Services — 1.7%
Ascent Capital Group, Inc., Class A (a)	7,759	341,163
Collectors Universe, Inc.	19,917	453,510
K12, Inc. (a)	5,846	98,973
LifeLock, Inc. (a)	116,626	1,630,431
ServiceMaster Global Holdings, Inc. (a)	21,823	754,858
Steiner Leisure Ltd. (a)	14,015	646,372

		3,925,307
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	2,156	40,339
Diversified Telecommunication Services — 1.3%
IDT Corp., Class B	12,846	270,408
Inteliquent, Inc.	90,576	1,335,996
Intelsat SA (a)	33,516	414,593
Premiere Global Services, Inc. (a)	53,678	522,824
Vonage Holdings Corp. (a)	103,283	468,905

		3,012,726
Electrical Equipment — 1.4%
EnerSys, Inc.	37,397	2,442,024
Polypore International, Inc. (a)	11,098	658,000

		3,100,024

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 2.6%
DTS, Inc. (a)	4,816	$141,928
Kimball Electronics, Inc. (a)	8,128	101,763
Methode Electronics, Inc.	9,094	353,666
Newport Corp. (a)	114,102	2,277,476
OSI Systems, Inc. (a)	16,373	1,186,551
Radisys Corp. (a)	17,489	41,099
RealD, Inc. (a)	101,732	1,328,620
Sanmina Corp. (a)	20,690	469,663

		5,900,766
Energy Equipment & Services — 0.5%
C&J Energy Services, Inc. (a)	26,401	359,846
CHC Group Ltd. (a)	85,483	210,288
Matrix Service Co. (a)	17,604	327,434
North Atlantic Drilling Ltd.	6,495	10,457
Pacific Drilling SA (a)	80,014	291,251

		1,199,276
Food & Staples Retailing — 0.2%
SpartanNash Co.	760	20,178
SUPERVALU, Inc. (a)	40,659	401,711

		421,889
Food Products — 1.6%
Cal-Maine Foods, Inc.	2,767	104,122
Omega Protein Corp. (a)	20,429	218,182
Pilgrim’s Pride Corp. (b)	30,852	846,270
Sanderson Farms, Inc. (b)	26,859	2,288,655
Seaboard Corp. (a)	25	100,250

		3,557,479
Health Care Equipment & Supplies — 5.5%
Align Technology, Inc. (a)	24,608	1,411,269
Anika Therapeutics, Inc. (a)	35,488	1,416,681
Cyberonics, Inc. (a)	2,930	200,705
DexCom, Inc. (a)	27,219	1,653,282
Greatbatch, Inc. (a)	1,514	80,454
ICU Medical, Inc. (a)	12,071	1,073,233
Natus Medical, Inc. (a)	6,049	216,494
Nevro Corp. (a)	6,830	285,699
Orthofix International NV (a)	5,123	166,139
STERIS Corp.	59,819	3,859,522
SurModics, Inc. (a)	18,549	446,103
Symmetry Surgical, Inc. (a)	48,324	357,598
Thoratec Corp.	4,610	187,719
Zeltiq Aesthetics, Inc. (a)	31,976	1,067,039

		12,421,937
Health Care Providers & Services — 5.2%
Alliance HealthCare Services, Inc. (a)	7,018	167,800
AMN Healthcare Services, Inc. (a)	22,520	508,051
Centene Corp. (a)	27,072	1,663,845
CorVel Corp. (a)	21,723	769,646
Five Star Quality Care, Inc. (a)	42,656	155,268
Genesis Healthcare, Inc. (a)	2,654	18,870
Health Net, Inc. (a)	48,816	2,799,598
HealthSouth Corp.	45,213	1,964,957
Surgical Care Affiliates, Inc. (a)	395	12,830
Team Health Holdings, Inc. (a)	64,570	3,827,064

		11,887,929

BLACKROCK MASTER LLC	FEBRUARY 28, 2015	3

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Technology — 0.8%
Omnicell, Inc. (a)	49,473	$1,734,029
Hotels, Restaurants & Leisure — 2.9%
Brinker International, Inc.	35,165	2,090,911
Diamond Resorts International, Inc. (a)	8,564	296,743
Isle of Capri Casinos, Inc. (a)	22,806	284,391
Jack in the Box, Inc.	38,882	3,759,501
Papa John’s International, Inc.	820	50,709
Shake Shack, Inc., Class A (a)	437	18,857

		6,501,112
Household Durables — 0.2%
ZAGG, Inc. (a)	58,301	448,918
Insurance — 0.1%
Hallmark Financial Services, Inc. (a)	20,579	232,131
Maiden Holdings Ltd.	7,559	108,169

		340,300
Internet & Catalog Retail — 0.2%
1-800-Flowers.com, Inc., Class A (a)	35,807	446,871
U.S. Auto Parts Network, Inc. (a)	20,475	56,921

		503,792
Internet Software & Services — 4.8%
Blucora, Inc. (a)	74,137	1,098,710
Carbonite, Inc. (a)	4,438	66,881
Constant Contact, Inc. (a)	42,139	1,741,605
LendingClub Corp. (Acquired 12/11/14, cost $338,865) (a)(c)	33,316	644,715
Limelight Networks, Inc. (a)	71,236	237,928
LivePerson, Inc. (a)	24,110	278,109
LogMeIn, Inc. (a)	80,647	4,250,097
Marchex, Inc., Class B	2,586	10,680
Monster Worldwide, Inc. (a)	19,106	128,392
New Relic, Inc. (a)	362	12,474
NIC, Inc.	100,467	1,758,173
Rightside Group Ltd. (a)	2,812	19,853
Spark Networks, Inc. (a)(b)	20,043	71,954
support.com, Inc. (a)	63,038	107,795
Travelzoo, Inc. (a)	27,088	273,047
Tremor Video, Inc. (a)	15,975	38,819
Zix Corp. (a)	16,519	66,076

		10,805,308
IT Services — 3.1%
Cardtronics, Inc. (a)	1,259	46,067
CSG Systems International, Inc.	16,390	490,225
Forrester Research, Inc.	2,244	84,419
Global Cash Access Holdings, Inc. (a)	133,601	949,903
Lionbridge Technologies, Inc. (a)	55,744	313,839
Net 1 UEPS Technologies, Inc. (a)	43,936	600,166
Science Applications International Corp.	4,992	272,963
Syntel, Inc. (a)	73,597	3,635,692
VeriFone Systems, Inc. (a)	17,262	607,450

		7,000,724
Leisure Products — 0.3%
Brunswick Corp.	3,595	194,993
Nautilus, Inc. (a)	34,875	532,193

		727,186
Life Sciences Tools & Services — 0.4%
Harvard Bioscience, Inc. (a)	56,827	310,275

Common Stocks	Shares	Value
Life Sciences Tools & Services (concluded)
PRA Health Sciences, Inc. (a)	18,994	$598,691

		908,966
Machinery — 4.0%
Blount International, Inc. (a)	135,475	2,247,530
Global Brass & Copper Holdings, Inc.	72,447	1,017,156
The Greenbrier Cos., Inc. (b)	27,709	1,628,458
Hyster-Yale Materials Handling, Inc.	12,241	808,763
John Bean Technologies Corp.	19,104	660,234
Luxfer Holdings PLC — ADR	128,810	1,727,342
Miller Industries, Inc.	558	12,365
Supreme Industries, Inc., Class A	1,665	14,469
Wabash National Corp. (a)	64,618	946,654

		9,062,971
Media — 0.6%
Crown Media Holdings, Inc., Class A (a)	49,162	168,626
Sizmek, Inc. (a)	5,182	40,938
Townsquare Media, Inc., Class A (a)	19,445	257,257
Tribune Publishing Co.	39,675	853,013

		1,319,834
Metals & Mining — 0.0%
Ryerson Holding Corp. (a)	2,716	16,513
Multiline Retail — 1.5%
Burlington Stores, Inc. (a)	61,998	3,445,229
Oil, Gas & Consumable Fuels — 0.9%
Bill Barrett Corp. (a)	23,337	234,303
Bonanza Creek Energy, Inc. (a)	2,176	58,643
Carrizo Oil & Gas, Inc. (a)	2,688	127,922
Comstock Resources, Inc.	10,980	57,096
Emerald Oil, Inc. (a)	18,209	20,212
Energy XXI Ltd. (b)	12,852	61,047
Gastar Exploration, Inc. (a)	3,177	9,531
Goodrich Petroleum Corp. (a)(b)	8,547	38,291
Jones Energy, Inc., Class A (a)	19,009	162,337
MV Oil Trust	859	13,220
Northern Oil and Gas, Inc. (a)	18,852	162,504
Rosetta Resources, Inc. (a)	31,971	566,846
Swift Energy Co. (a)(b)	23,394	73,223
W&T Offshore, Inc.	11,776	70,303
Warren Resources, Inc. (a)	24,266	29,362
Whiting Petroleum Corp. (a)	12,006	406,163

		2,091,003
Paper & Forest Products — 1.5%
Boise Cascade Co. (a)	97,173	3,460,330
Domtar Corp.	879	39,731

		3,500,061
Pharmaceuticals — 2.1%
Catalent, Inc. (a)	6,336	177,218
Durata Therapeutics, Inc. — CVR (a)	1,930	2,239
Furiex Pharmaceuticals, Inc. — CVR (a)	1,957	19,570
Lannett Co., Inc. (a)	34,498	2,152,675
Phibro Animal Health Corp., Class A	5,961	216,205
POZEN, Inc. (a)	7,426	54,433
Sagent Pharmaceuticals, Inc. (a)	15,519	421,806
SciClone Pharmaceuticals, Inc. (a)	46,676	359,872
Sucampo Pharmaceuticals, Inc., Class A (a)	88,964	1,368,266

		4,772,284

4	BLACKROCK MASTER LLC	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Professional Services — 3.0%
Kforce, Inc.	108,518	$2,561,025
Korn/Ferry International (a)	15,210	465,426
On Assignment, Inc. (a)	16,337	624,237
RPX Corp. (a)	169,209	2,467,067
TrueBlue, Inc. (a)	29,782	685,284

		6,803,039
Real Estate Investment Trusts (REITs) — 3.3%
Chatham Lodging Trust	9,468	274,761
DuPont Fabros Technology, Inc.	106,250	3,326,687
The Geo Group, Inc.	2,802	120,906
LaSalle Hotel Properties	18,992	739,169
Pebblebrook Hotel Trust	7,710	374,552
PS Business Parks, Inc.	6,245	519,459
RLJ Lodging Trust	60,401	1,921,356
Western Asset Mortgage Capital Corp. (b)	15,641	234,615

		7,511,505
Real Estate Management & Development — 0.5%
Consolidated-Tomoka Land Co.	378	22,238
Forestar Group, Inc. (a)	49,396	710,314
Marcus & Millichap, Inc. (a)	10,853	400,801
RE/MAX Holdings, Inc., Class A	3,269	107,092

		1,240,445
Road & Rail — 1.3%
Quality Distribution, Inc. (a)	5,317	58,434
Swift Transportation Co. (a)	101,805	2,879,045

		2,937,479
Semiconductors & Semiconductor Equipment — 6.9%
Alpha & Omega Semiconductor Ltd. (a)	5,198	46,106
Ambarella, Inc. (a)(b)	59,461	3,412,467
Amkor Technology, Inc. (a)	25,973	252,717
Cabot Microelectronics Corp. (a)	25,292	1,310,378
Cirrus Logic, Inc. (a)	19,733	594,161
FormFactor, Inc. (a)	6,936	68,111
Inphi Corp. (a)	28,004	521,995
Integrated Device Technology, Inc. (a)	44,916	927,066
Intermolecular, Inc. (a)	79,791	142,826
Lattice Semiconductor Corp. (a)	12,243	82,273
MaxLinear, Inc., Class A (a)	52,224	433,459
Monolithic Power Systems, Inc.	2,375	125,234
Pericom Semiconductor Corp.	13,930	217,308
Qorvo, Inc. (a)	15,413	1,069,662
Semtech Corp. (a)	6,774	195,972
Silicon Image, Inc. (a)	9,887	72,076
Spansion, Inc., Class A (a)	62,718	2,262,865
Tessera Technologies, Inc.	95,386	3,821,163

		15,555,839
Software — 6.5%
Advent Software, Inc.	12,657	559,060
Aspen Technology, Inc. (a)	67,565	2,608,347
AVG Technologies NV (a)	137,285	3,098,522
Aware, Inc.	11,797	53,322
ePlus, Inc. (a)	9,589	797,517
Infoblox, Inc. (a)	2,967	68,983
Manhattan Associates, Inc. (a)	93,787	4,675,282
Monotype Imaging Holdings, Inc.	2,004	64,148
Progress Software Corp. (a)	8,466	231,460
QAD, Inc., Class A	5,301	113,971

Common Stocks	Shares	Value
Software (concluded)
Qlik Technologies, Inc. (a)	1,386	$44,962
Qualys, Inc. (a)	4,046	186,237
TeleCommunication Systems, Inc., Class A (a)	4,147	13,270
VASCO Data Security International, Inc. (a)(b)	35,714	914,993
Verint Systems, Inc. (a)	22,233	1,353,434
Viggle, Inc. (a)	3,779	3,184

		14,786,692
Specialty Retail — 2.3%
Aaron’s, Inc. (a)	44,569	1,328,602
ANN, Inc. (a)	23,471	842,844
Build-A-Bear-Workshop, Inc. (a)	5,422	117,495
Haverty Furniture Cos., Inc.	23,933	551,656
Kirkland’s, Inc. (a)	25,847	614,383
Murphy U.S.A., Inc. (a)	1,785	126,717
New York & Co., Inc. (a)	21,065	47,186
Outerwall, Inc. (b)	18,852	1,216,331
Select Comfort Corp. (a)	1,333	42,789
Stage Stores, Inc.	10,084	215,999
Tilly’s, Inc., Class A (a)	1,923	24,153

		5,128,155
Technology Hardware, Storage & Peripherals — 0.6%
Avid Technology, Inc. (a)	37,656	590,446
Quantum Corp. (a)	524,921	855,621
Super Micro Computer, Inc. (a)	584	23,465

		1,469,532
Textiles, Apparel & Luxury Goods — 3.0%
Columbia Sportswear Co.	6,477	362,000
Deckers Outdoor Corp. (a)	25,414	1,886,735
Iconix Brand Group, Inc. (a)	46,666	1,575,911
Skechers U.S.A., Inc., Class A (a)	44,298	3,018,466

		6,843,112
Thrifts & Mortgage Finance — 0.8%
Anchor BanCorp Wisconsin, Inc. (a)	3,773	131,829
EverBank Financial Corp.	7,494	134,742
HomeStreet, Inc. (a)	50,237	869,100
LendingTree, Inc. (a)	1,202	63,754
Meta Financial Group, Inc.	11,183	398,898
MGIC Investment Corp. (a)	10,388	94,842
Walker & Dunlop, Inc. (a)	1,089	17,457

		1,710,622
Tobacco — 0.8%
Vector Group Ltd.	76,837	1,771,093
Trading Companies & Distributors — 1.0%
H&E Equipment Services, Inc.	11,273	275,963
MRC Global, Inc. (a)	40,377	519,652
Neff Corp., Class A (a)	5,805	60,662
Watsco, Inc.	10,807	1,267,013
Willis Lease Finance Corp. (a)	3,171	67,669

		2,190,959
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. — CVR (a)	3,374	8,502
Total Common Stocks — 98.3%		223,184,685

BLACKROCK MASTER LLC	FEBRUARY 28, 2015	5

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Other Interests (d)	Beneficial Interest (000)	Value
Professional Services — 0.0%
The Dolan Co., Escrow (a)	$9	$177
Total Other Interests — 0.0%		177

Preferred Stocks	Shares	Value
Household Durables — 0.1%
AliphCom (Acquired 6/03/14, cost $249,993) (a)(c)	22,187	245,546
Software — 0.6%
Apigee Corp., Series H (Acquired 4/15/14, cost $89,907) (a)(c)	30,896	96,395
MongoDB:
Series C (Acquired 12/19/13, cost $379,504) (a)(c)	15,128	343,254
Series D (Acquired 12/19/13, cost $118,056) (a)(c)	4,706	105,179
Series E (Acquired 12/19/13, cost $4,168) (a)(c)	166	3,614
Palantir Technologies, Inc. (Acquired 2/06/14, cost $500,000) (a)(c)	81,566	725,122
Total Preferred Stocks — 0.7%		1,519,110

Warrants (e)	Shares	Value
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price $17.70)	222,516	—
Total Warrants — 0.0%		—
Total Long-Term Investments (Cost — $193,464,521) — 99.0%		$224,703,972

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (f)(g)	3,652,090	3,652,090

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (f)(g)(h)	$10,523	10,523,372
Total Short-Term Securities (Cost — $14,175,462) — 6.2%		14,175,462
Total Investments (Cost — $207,639,983*) — 105.2%		238,879,434
Liabilities in Excess of Other Assets — (5.2)%		(11,811,458)

Net Assets — 100.0%		$227,067,976

Notes to Schedule of Investments

*	As of February 28, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$209,292,105

Gross unrealized appreciation	$38,238,661
Gross unrealized depreciation	(8,651,332)

Net unrealized appreciation	$29,587,329

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Master Portfolio held 1.0% of its net assets, with a current value of $2,163,825 and an original cost of $1,680,493 in this security.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Warrants entitle the Master Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	During the period ended February 28, 2015, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at May 31, 2014	Net Activity	Shares/Beneficial Interest Held at February 28, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,280,302	(1,628,212)	3,652,090	$702
BlackRock Liquidity Series, LLC, Money Market Series	$3,271,075	$7,252,297	$10,523,372	$317,042

(g)	Represents the current yield as of report date.

6	BLACKROCK MASTER LLC	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

(h)	Security was purchased with the cash collateral from loaned securities. The Master Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
21	E-Mini Russell 2000 Futures	InterContinental Exchange	March 2015	$2,586,360	$4,912

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2015, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,138,457	—	—	$2,138,457
Airlines	3,996,720	—	—	3,996,720
Auto Components	7,244,708	—	—	7,244,708
Banks	1,993,579	—	—	1,993,579
Biotechnology	23,140,873	—	—	23,140,873
Building Products	36,003	—	—	36,003
Capital Markets	448,294	—	—	448,294
Chemicals	1,445,237	—	—	1,445,237
Commercial Services & Supplies	1,429,536	—	—	1,429,536
Communications Equipment	6,749,761	—	—	6,749,761
Construction & Engineering	30,879	—	—	30,879
Consumer Finance	490,763	—	—	490,763
Containers & Packaging	4,032,738	—	—	4,032,738
Distributors	3,404,261	—	—	3,404,261
Diversified Consumer Services	3,925,307	—	—	3,925,307
Diversified Financial Services	40,339	—	—	40,339
Diversified Telecommunication Services	3,012,726	—	—	3,012,726
Electrical Equipment	3,100,024	—	—	3,100,024
Electronic Equipment, Instruments & Components	5,900,766	—	—	5,900,766
Energy Equipment & Services	1,199,276	—	—	1,199,276
Food & Staples Retailing	421,889	—	—	421,889
Food Products	3,557,479	—	—	3,557,479
Health Care Equipment & Supplies	12,421,937	—	—	12,421,937
Health Care Providers & Services	11,887,929	—	—	11,887,929

BLACKROCK MASTER LLC	FEBRUARY 28, 2015	7

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio

	Level 1	Level 2	Level 3	Total
Health Care Technology	$1,734,029	—	—	$1,734,029
Hotels, Restaurants & Leisure	6,501,112	—	—	6,501,112
Household Durables	448,918	—	—	448,918
Insurance	340,300	—	—	340,300
Internet & Catalog Retail	503,792	—	—	503,792
Internet Software & Services	10,160,593	$644,715	—	10,805,308
IT Services	7,000,724	—	—	7,000,724
Leisure Products	727,186	—	—	727,186
Life Sciences Tools & Services	908,966	—	—	908,966
Machinery	9,062,971	—	—	9,062,971
Media	1,319,834	—	—	1,319,834
Metals & Mining	16,513	—	—	16,513
Multiline Retail	3,445,229	—	—	3,445,229
Oil, Gas & Consumable Fuels	2,091,003	—	—	2,091,003
Paper & Forest Products	3,500,061	—	—	3,500,061
Pharmaceuticals	4,750,475	—	$21,809	4,772,284
Professional Services	6,803,039	—	—	6,803,039
Real Estate Investment Trusts (REITs)	7,511,505	—	—	7,511,505
Real Estate Management & Development	1,240,445	—	—	1,240,445
Road & Rail	2,937,479	—	—	2,937,479
Semiconductors & Semiconductor Equipment	15,555,839	—	—	15,555,839
Software	14,783,508	—	3,184	14,786,692
Specialty Retail	5,128,155	—	—	5,128,155
Technology Hardware, Storage & Peripherals	1,469,532	—	—	1,469,532
Textiles, Apparel & Luxury Goods	6,843,112	—	—	6,843,112
Thrifts & Mortgage Finance	1,710,622	—	—	1,710,622
Tobacco	1,771,093	—	—	1,771,093
Trading Companies & Distributors	2,190,959	—	—	2,190,959
Wireless Telecommunication Services	—	—	8,502	8,502
Other Interests	—	—	177	177
Preferred Stocks	—	—	1,519,110	1,519,110
Warrants	—	—	—	—
Short-Term Securities	3,652,090	$10,523,372	—	14,175,462

Total	$226,158,565	$11,168,087	$1,552,782	$238,879,434

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$4,912	—	—	$4,912
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$170,000	—	—	$170,000
Liabilities:
Collateral on securities loaned at value	—	$(10,523,372)	—	(10,523,372)

Total	$170,000	$(10,523,372)	—	$(10,353,372)

During the period ended February 28, 2015, there were no transfers between levels.

8	BLACKROCK MASTER LLC	FEBRUARY 28, 2015

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

By:     /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 22, 2015